Concentration of Risks (Tables)	12 Months Ended
Jun. 30, 2024
Concentration of Risks [Abstract]
Schedule of Customer and Supplier Concentration	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:
	For the Years Ended June 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Customer A	3,017,311	41%	*	*	*	*
The following table sets forth a summary of single customers who represent 10% or more of the Group’s total account receivables:
	As of June 30,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Customer A	-	-	111,360	51%
Customer B	23,030	48%	-	-
Customer C	21,345	45%	-	-
The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:
	As of June 30,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Customer A	5,065,448	98%	7,626,219	94%
*	represent percentage less than 10%
The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:
	For the Years Ended June 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Supplier C	230,571	14%	-	-	-	-
Supplier D	176,266	11%	-	-	-	-
Supplier A	177,418	11%	-	-	-	-
Supplier G	*	*	360,326	14%	-	-
Supplier H	-	-	*	*	520,879	62%
Supplier I	-	-	-	-	93,385	11%
Supplier J	-	-	-	-	106,077	13%
*	represent percentage less than 10%
The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payables:
	As of June 30,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Supplier A	176,383	41%	-	-
Supplier B	105,266	24%	-	-
Supplier C	84,214	20%	-	-
Supplier D	-	-	150,236	22%
Supplier E	-	-	180,480	26%
Supplier F	56,676	13%	-	-
*	represent percentage less than 10%